UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06367
Gabelli Equity Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Small Cap Growth Fund
Third Quarter Report (a)
June 30, 2009
To Our Shareholders,
     During the quarter ended June 30, 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund (the “Fund”) rose 20.6%, while the Russell 2000 Index and the Value Line Composite Index increased 20.7% and 32.2%, respectively.
     Enclosed is the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)(b)

															Since
			Six												Inception
	Quarter		Months		1 Year		3 Year		5 Year		10 Year		15 Year		(10/22/91)
Gabelli Small Cap Growth Fund Class AAA	20.59%		7.55%		(18.43)%		(4.02)%		2.45%		6.85%		10.01%		11.75%
Russell 2000 Index	20.69		2.64		(25.01)		(9.89)		(1.71)		2.38		6.55		7.50
Value Line Composite Index	32.20		22.05		(14.04)		(5.07)		1.00		5.05		9.54		10.03
Class A	20.52		7.50		(18.43)		(4.01)		2.44		6.85		10.01		11.75
	13.59	(c)	1.32	(c)	(23.12	)(c)	(5.89	)(c)	1.24	(c)	6.22	(c)	9.58	(c)	11.37 (c)
Class B	20.31		7.13		(19.03)		(4.74)		1.69		6.42		9.71		11.49
	15.31	(d)	2.13	(d)	(23.08	)(d)	(5.71	)(d)	1.31	(d)	6.42		9.71		11.49
Class C	20.31		7.13		(19.03)		(4.73)		1.70		6.42		9.71		11.49
	19.31	(e)	6.13	(e)	(19.84	)(e)	(4.73)		1.70		6.42		9.71		11.49
Class I	20.69		7.67		(18.20)		(3.90)		2.53		6.89		10.04		11.77
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.45%, 1.45%, 2.20%, 2.20%, and 1.20%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies and the Value Line Composite Index (composed of equally weighted positions in every stock covered in the Value Line Investment Survey) are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, six months, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, six months, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS — 83.3%
	Aerospace — 0.5%
228,000	Herley Industries Inc.†	$2,501,160
4,000	Innovative Solutions & Support Inc.	17,880
90,000	Rockwell Automation Inc.	2,890,800

		5,409,840

	Agriculture — 0.0%
11,000	Cadiz Inc.†	105,930
3,500	The Mosaic Co.	155,050

		260,980

	Automotive — 0.3%
50,000	Navistar International Corp.†	2,180,000
35,000	Oshkosh Corp.	508,900

		2,688,900

	Automotive: Parts and Accessories — 4.7%
3,816	ATC Technology Corp.†	55,332
1,000	BERU AG	106,196
150,000	BorgWarner Inc.	5,122,500
72,022	China Automotive Systems Inc.†	396,121
270,000	Dana Holding Corp.†	345,600
160,000	Lear Corp.†	80,000
310,000	Midas Inc.†	3,248,800
365,000	Modine Manufacturing Co.	1,752,000
11,000	Monro Muffler Brake Inc.	282,810
568,000	O’Reilly Automotive Inc.†	21,629,440
230,000	Proliance International Inc.† (a)	32,384
10,000	Puradyn Filter Technologies Inc.†	3,000
138,000	SORL Auto Parts Inc.†	527,160
80,375	Spartan Motors Inc.	910,649
330,000	Standard Motor Products Inc.	2,729,100
80,000	Strattec Security Corp.	1,104,000
105,000	Superior Industries International Inc.	1,480,500
440,000	Tenneco Inc.†	4,664,000
310,000	The Pep Boys — Manny, Moe & Jack	3,143,400
27,000	Thor Industries Inc.	495,990
46,000	Wonder Auto Technology Inc.†	465,980

		48,574,962

	Aviation: Parts and Services — 2.3%
25,000	AAR Corp.†	401,250
10,000	Astronics Corp.†	103,900
2,500	Astronics Corp., Cl. B†	26,563
14,000	Barnes Group Inc.	166,460
50,000	BBA Aviation plc	93,776
205,000	Curtiss-Wright Corp.	6,094,650
7,500	Ducommun Inc.	140,925
30,000	Embraer-Empresa Brasileira de Aeronautica SA, ADR	496,800
22,000	Gamesa Corp. Tecnologica SA	416,958
510,000	GenCorp Inc.†	974,100
665,800	Kaman Corp.	11,118,860
90,000	Moog Inc., Cl. A†	2,322,900
14,300	Moog Inc., Cl. B†	369,655
340,000	The Fairchild Corp., Cl. A†	6,120
90,200	Woodward Governor Co.	1,785,960

		24,518,877

	Broadcasting — 0.3%
220,800	Acme Communications Inc.†	65,136
109,000	Beasley Broadcast Group Inc., Cl. A	238,710
2,000	Cogeco Inc.	36,642
295,000	Crown Media Holdings Inc., Cl. A†	492,650
3,333	CTN Media Group Inc.† (a)	3
2,000	Global Traffic Network Inc.†	7,580
2,433	Granite Broadcasting Corp.† (a)	0
460,000	Gray Television Inc.	225,400
20,000	Gray Television Inc., Cl. A	12,000
120,000	Ideation Acquisition Corp.†	978,000
250	Liberty Media Corp. — Capital, Cl. A†	3,390
10,000	Nexstar Broadcasting Group Inc., Cl. A†	7,700
520,000	Salem Communications Corp., Cl. A†	499,200
230,000	Sinclair Broadcast Group Inc., Cl. A	446,200
200,000	Sirius XM Radio Inc.†	86,000
230,000	Young Broadcasting Inc., Cl. A†	6,785

		3,105,396

	Building and Construction — 0.0%
23,000	Huttig Building Products Inc.†	21,620
25,000	Insituform Technologies Inc., Cl. A†	424,250
1,000	Universal Forest Products Inc.	33,090

		478,960

	Business Services — 4.2%
13,200	AboveNet Inc.†	1,068,936
33,000	ACCO Brands Corp.†	93,060
420,000	AMICAS Inc.†	1,167,600
92,900	Ascent Media Corp., Cl. A†	2,469,282
445,000	BPW Acquisition Corp.†	4,260,875
5,000	BrandPartners Group Inc.†	350
170,000	Clear Channel Outdoor Holdings Inc., Cl. A†	901,000
2,200	comScore Inc.†	29,304
326,000	Diebold Inc.	8,593,360
440,000	Edgewater Technology Inc.†	1,135,200
340,000	Furmanite Corp.†	1,516,400
119,931	GP Strategies Corp.†	706,393
35,589	GSE Systems Inc.†	240,226
500	GSI Commerce Inc.†	7,125
2,400	Impellam Group plc†	1,086
60,000	Interactive Data Corp.	1,388,400
425,000	Intermec Inc.†	5,482,500
25,000	Lamar Advertising Co., Cl. A†	381,750
13,000	Landauer Inc.	797,420
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
4,000	MDC Partners Inc., Cl. A†	$22,080
195,000	Nashua Corp.†	1,306,500
100,000	R. H. Donnelley Corp.†	5,500
816	Shellproof Ltd.†	403
600	Shellshock Ltd.†	345
65,000	Sohgo Security Services Co. Ltd.	685,524
12,500	SP Acquisition Holdings Inc.†	121,750
40,000	Stamps.com Inc.†	339,200
6,000	StarTek Inc.†	48,120
22,000	The Brink’s Co.	638,660
1,650,000	The Interpublic Group of Companies Inc.†	8,332,500
160,000	Trans-Lux Corp.† (b)	136,000
36,050	TransAct Technologies Inc.†	179,529
60,000	United Rentals Inc.†	389,400
145,000	ValueClick Inc.†	1,525,400

		43,971,178

	Cable — 1.6%
230,000	Adelphia Communications Corp., Cl. A† (a)	0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
230,000	Adelphia Recovery Trust†	230
500,000	Cablevision Systems Corp., Cl. A	9,705,000
9,329	Liberty Global Inc., Cl. A†	148,238
9,329	Liberty Global Inc., Cl. C†	147,491
492,000	LIN TV Corp., Cl. A†	826,560
33,000	Outdoor Channel Holdings Inc.†	194,700
240,000	The DIRECTV Group Inc.†	5,930,400

		16,952,619

	Closed-End Business Development Company — 0.1%
75,000	MVC Capital Inc.	634,500

	Closed-End Funds — 0.3%
98,000	The Central Europe and Russia Fund Inc.	2,188,340
38,225	The European Equity Fund Inc.†	206,033
54,000	The New Germany Fund Inc.	463,320
11,000	The Spain Fund Inc.	62,040

		2,919,733

	Communications Equipment — 1.1%
160,000	Communications Systems Inc.	1,568,000
510,000	Sycamore Networks Inc.†	1,596,300
275,000	Thomas & Betts Corp.†	7,936,500

		11,100,800

	Computer Software and Services — 1.6%
400,000	Borland Software Corp.†	516,000
97,500	FalconStor Software Inc.†	463,125
100,058	Global Sources Ltd.†	721,418
60,000	Mentor Graphics Corp.†	328,200
20,187	MKS Instruments Inc.†	266,266
325,000	NCR Corp.†	3,844,750
45,000	OpenTV Corp., Cl. A†	59,400
4,000	Phoenix Technologies Ltd.†	10,840
800,000	StorageNetworks Inc., Escrow† (a)	24,000
295,000	Tyler Technologies Inc.†	4,607,900
10,000	WebMediaBrands Inc.†	5,489
500,000	Wind River Systems Inc.†	5,730,000

		16,577,388

	Consumer Products — 2.0%
85,000	1-800-FLOWERS.COM Inc., Cl. A†	163,200
12,750	Adams Golf Inc.†	28,943
48,150	Alberto-Culver Co.	1,224,455
33,500	Chofu Seisakusho Co. Ltd	684,710
30,000	Church & Dwight Co. Inc.	1,629,300
575,000	Coachmen Industries Inc.†	753,250
540,000	Eastman Kodak Co.	1,598,400
6,000	Elizabeth Arden Inc.†	52,380
170,000	Escada AG†	596,215
2,000	Harley-Davidson Inc.	32,420
100,000	Hartmarx Corp.†	1,000
335,000	Marine Products Corp.	1,256,250
27,500	National Presto Industries Inc.	2,092,750
4,000	Revlon Inc., Cl. A†	21,760
300,000	Sally Beauty Holdings Inc.†	1,908,000
750,000	Schiff Nutrition International Inc.†	3,817,500
3,070	Steven Madden Ltd.†	78,132
30,000	Stewart Enterprises Inc., Cl. A	144,600
150,000	Swedish Match AB	2,435,302
87,425	Syratech Corp.†	2,229
16,000	The Scotts Miracle-Gro Co., Cl. A	560,800
20,000	WD-40 Co.	580,000
68,000	Wolverine World Wide Inc.	1,500,080

		21,161,676

	Consumer Services — 0.9%
43,500	Bowlin Travel Centers Inc.†	43,500
30,000	Brink’s Home Security Holdings Inc.†	849,300
2,750	Collectors Universe Inc.	13,420
5,000	eLong Inc., ADR†	31,750
2,000	Expedia Inc.†	30,220
20,000	IAC/InterActiveCorp.†	321,000
180,000	Martha Stewart Living Omnimedia Inc., Cl. A†	550,800
20,000	Response USA Inc.† (a)	20
400,500	Rollins Inc.	6,932,655
10,000	TiVo Inc.†	104,800

		8,877,465

	Diversified Industrial — 6.5%
15,000	A.O. Smith Corp., Cl. A†	488,550
29,000	Acuity Brands Inc.	813,450
16,000	Albany International Corp., Cl. A	182,080
140,000	Ampco-Pittsburgh Corp.	3,283,000
6,000	Anixter International Inc.†	225,540
35,000	AptarGroup Inc.	1,181,950
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
408,000	Baldor Electric Co.	$9,706,320
27,000	Brush Engineered Materials Inc.†	452,250
288,000	Crane Co.	6,425,280
100,000	Delta plc.	190,843
3,000	ESCO Technologies Inc.†	134,400
18,640	Foster Wheeler AG†	442,700
14,000	Gardner Denver Inc.†	352,380
160,000	Greif Inc., Cl. A	7,075,200
41,500	Greif Inc., Cl. B	1,670,375
740,000	Griffon Corp.†	6,156,800
143,200	Hawk Corp., Cl. A†	1,983,320
10,000	Insteel Industries Inc.	82,400
6,000	Jardine Strategic Holdings Ltd	88,440
406,600	Katy Industries Inc.†	561,108
70,500	Lindsay Corp.	2,333,550
450,000	Magnetek Inc.†	625,500
32,000	Matthews International Corp., Cl. A	995,840
275,000	Myers Industries Inc.	2,288,000
572,000	National Patent Development Corp.†	743,600
119,200	Oil-Dri Corp. of America	1,770,120
15,000	Olin Corp.	178,350
245,000	Park-Ohio Holdings Corp.†	837,900
88,000	Precision Castparts Corp.	6,426,640
32,000	Roper Industries Inc.	1,449,920
33,000	Sonoco Products Co.	790,350
43,000	Stamford Industrial Group Inc.†	70,950
70,000	Standex International Corp.	812,000
195,906	Tech/Ops Sevcon Inc.	546,578
387,000	Textron Inc.	3,738,420
195,000	Tredegar Corp.	2,597,400
131,000	WHX Corp.†	340,600

		68,042,104

	Educational Services — 0.6%
55,000	Career Education Corp.†	1,368,950
140,000	Corinthian Colleges Inc.†	2,370,200
200,000	Universal Technical Institute Inc.†	2,986,000

		6,725,150

	Electronics — 2.1%
10,000	Axsys Technologies Inc.†	536,400
52,000	Badger Meter Inc.	2,132,000
160,000	Bel Fuse Inc., Cl. A	2,246,400
610,000	California Micro Devices Corp.†	1,500,600
380,000	CTS Corp.	2,489,000
73,000	Cypress Semiconductor Corp.†	671,600
40,000	Greatbatch Inc.†	904,400
20,000	IMAX Corp.†	162,400
350,000	KEMET Corp.†	168,000
90,000	Methode Electronics Inc.	631,800
280,000	Park Electrochemical Corp.	6,028,400
175,000	Stoneridge Inc.†	840,000
350,000	Trident Microsystems Inc.†	609,000
260,000	Zoran Corp.†	2,834,000
20,000	Zygo Corp.†	93,200

		21,847,200

	Energy and Utilities — 6.1%
3,000	AGL Resources Inc.	95,400
112,000	Callon Petroleum Co.†	221,760
15,000	Central Vermont Public Service Corp.	271,500
50,000	CH Energy Group Inc.	2,335,000
50,000	CMS Energy Corp.	604,000
23,000	Connecticut Water Service Inc.	498,870
7,000	Consolidated Water Co. Ltd.	110,950
150,000	Covanta Holding Corp.†	2,544,000
317,500	El Paso Electric Co.†	4,432,300
8,000	Ener1 Inc.†	43,680
600	Energy Recovery Inc.†	4,248
30,000	Environmental Power Corp.†	15,600
150,000	Florida Public Utilities Co.	2,104,500
220,000	Great Plains Energy Inc.	3,421,000
18,200	Maine & Maritimes Corp.	632,450
45,000	Middlesex Water Co.	650,250
20,000	NATCO Group Inc., Cl. A†	658,400
10,000	Nicor Inc.	346,200
33,000	Oceaneering International Inc.†	1,491,600
152,000	Pennichuck Corp.	3,465,600
2,000	PetroQuest Energy Inc.†	7,380
1,170,000	PNM Resources Inc.	12,530,700
100,000	Rowan Companies Inc.	1,932,000
1,065,000	RPC Inc.	8,892,750
90,000	SJW Corp.	2,043,000
300,000	Southern Union Co.	5,517,000
150,000	Southwest Gas Corp.	3,331,500
45,000	Tesoro Corp.	572,850
2,000	The AES Corp.†	23,220
4,000	Toreador Resources Corp.†	26,800
25,000	Union Drilling Inc.†	165,500
10,000	Vestas Wind Systems A/S†	716,782
200,000	Westar Energy Inc.	3,754,000

		63,460,790

	Entertainment — 1.4%
220,000	Aruze Corp.†	1,685,369
82,000	Carmike Cinemas Inc.	687,160
6,048	Chestnut Hill Ventures† (a)	203,681
52,000	Discovery Communications Inc., Cl. A†	1,172,600
35,000	Discovery Communications Inc., Cl. C†	718,550
270,000	Dover Motorsports Inc.	383,400
153,000	Fisher Communications Inc.	1,956,870
16,000	International Speedway Corp., Cl. A	409,760
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
2,500	International Speedway Corp., Cl. B	$65,000
1,000	Liberty Media Corp. — Entertainment, Cl. A†	26,750
162,000	Macrovision Solutions Corp.†	3,533,220
320,000	Take-Two Interactive Software Inc.	3,030,400
90,000	Triple Crown Media Inc.†	990
60,000	World Wrestling Entertainment Inc., Cl. A	753,600
90,057	WPT Enterprises Inc.†	108,068

		14,735,418

	Environmental Services — 0.8%
5,000	Renegy Holdings Inc.†	10,625
360,000	Republic Services Inc.	8,787,600

		8,798,225

	Equipment and Supplies — 9.8%
247,000	AMETEK Inc.	8,541,260
800	AZZ Inc.†	27,528
485,000	Baldwin Technology Co. Inc., Cl. A†	485,000
26,000	Belden Inc.	434,200
8,000	C&D Technologies Inc.†	16,000
50,000	Capstone Turbine Corp.†	41,500
300,000	CIRCOR International Inc.	7,083,000
360,000	CLARCOR Inc.	10,508,400
276,000	Core Molding Technologies Inc.†	618,240
170,000	Crown Holdings Inc.†	4,103,800
2,000	Danaher Corp.	123,480
90,000	Donaldson Co. Inc.	3,117,600
90,000	Entegris Inc.†	244,800
40,000	Fedders Corp.† (a)	0
191,000	Flowserve Corp.	13,333,710
160,000	Franklin Electric Co. Inc.	4,147,200
190,000	Gerber Scientific Inc.†	475,000
112,000	Graco Inc.	2,466,240
1,030,000	GrafTech International Ltd.†	11,649,300
100,000	IDEX Corp.	2,457,000
105,000	Interpump Group SpA†	508,186
2,200	Itron Inc.†	121,154
4,000	Jarden Corp.†	75,000
9,500	K-Tron International Inc.†	756,960
88,000	L.S. Starrett Co., Cl. A	598,400
40,000	Littelfuse Inc.†	798,400
120,000	Lufkin Industries Inc.	5,046,000
55,000	Maezawa Kyuso Industries Co. Ltd.	843,255
77,400	Met-Pro Corp.	837,468
23,000	Mueller Industries Inc.	478,400
12,000	Plantronics Inc.	226,920
2,000	Regal-Beloit Corp.	79,440
130,000	Robbins & Myers Inc.	2,502,500
125,500	SL Industries Inc.†	878,500
5,000	Teleflex Inc.	224,150
300,000	Tennant Co.	5,517,000
320,500	The Gorman-Rupp Co.	6,464,485
100,000	The Greenbrier Cos. Inc.	719,000
90,000	The Manitowoc Co. Inc.	473,400
20,000	The Middleby Corp.†	878,400
8,000	Valmont Industries Inc.	576,640
70,000	Vicor Corp.	505,400
7,875	Watsco Inc., Cl. B	390,364
153,000	Watts Water Technologies Inc., Cl. A	3,295,620
35,000	Wolverine Tube Inc.†	3,150

		102,671,450

	Financial Services — 4.5%
10,404	Alleghany Corp.†	2,819,484
25,287	Argo Group International Holdings Ltd.†	713,599
100,000	Bank of Florida Corp.†	315,000
6,000	BCB Holdings Ltd.†	12,450
4,122	BCB Holdings Ltd., London†	8,477
133,000	BKF Capital Group Inc.	126,350
450,000	CNA Surety Corp.†	6,070,500
22,000	Crazy Woman Creek Bancorp Inc.	354,750
1,781	Deerfield Capital Corp.	7,997
150,000	Discover Financial Services	1,540,500
20,000	Duff & Phelps Corp., Cl. A†	355,600
37,000	Epoch Holding Corp.	319,680
3,000	Federal Agricultural Mortgage Corp., Cl. C	14,490
8,105	Fidelity Southern Corp.	23,504
200,100	Flushing Financial Corp.	1,870,935
300,000	Janus Capital Group Inc.	3,420,000
40,000	JPMorgan Chase & Co.	1,364,400
2,000	KBW Inc.†	57,520
60,000	LaBranche & Co. Inc.†	258,000
1,000	LandAmerica Financial Group Inc.	35
130,000	Legg Mason Inc.	3,169,400
3,000	Leucadia National Corp.†	63,270
260,000	Nara Bancorp Inc.	1,346,800
3,000	NetBank Inc.† (a)	15
150,000	NewAlliance Bancshares Inc.	1,725,000
175,000	Och-Ziff Capital Management Group LLC, Cl. A	1,559,250
11,000	PrivateBancorp Inc.	244,640
24,000	Seacoast Banking Corp. of Florida	58,320
200,000	Sterling Bancorp	1,670,000
175,000	SWS Group Inc.	2,444,750
10,000	T. Rowe Price Group Inc.	416,700
11,333	Tree.com Inc.†	108,797
4,800	Value Line Inc.	157,776
450,000	Waddell & Reed Financial Inc., Cl. A	11,866,500
30,000	Wells Fargo & Co.	727,800
137,000	Wilmington Trust Corp.	1,871,420

		47,083,709

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage — 7.0%
51,000	Boston Beer Co. Inc., Cl. A†	$1,509,090
36,000	Brown-Forman Corp., Cl. A	1,659,960
6,250	Brown-Forman Corp., Cl. B	268,625
210,000	Bull-Dog Sauce Co. Ltd.	446,878
100	Compania Cervecerias Unidas SA, ADR	3,500
600,000	CoolBrands International Inc.†	350,772
355,000	Corn Products International Inc.	9,510,450
315,000	Davide Campari — Milano SpA	2,521,043
220,000	Dean Foods Co.†	4,221,800
155,000	Del Monte Foods Co.	1,453,900
85,000	Denny’s Corp.†	182,750
1,000	Diamond Foods Inc.	27,900
325,000	Dr. Pepper Snapple Group Inc.†	6,886,750
1,600,000	Dynasty Fine Wines Group Ltd.	367,482
100	Embotelladora Andina SA, Cl. A, ADR	1,475
25,000	Farmer Brothers Co.	572,000
300,000	Flowers Foods Inc.	6,552,000
500	Genesee Corp., Cl. A† (a)	0
21,500	Genesee Corp., Cl. B† (a)	0
660,000	Grupo Continental SAB de CV	1,150,267
160,000	ITO EN Ltd.	2,277,054
25,000	ITO EN Ltd., Preference	216,432
25,000	J & J Snack Foods Corp.	897,500
625,000	Kikkoman Corp.	6,286,656
180,000	Lifeway Foods Inc.†	2,322,000
3,000	MEIJI Holdings Co. Ltd.†	120,828
70,000	MGP Ingredients Inc.†	200,200
200,000	Morinaga Milk Industry Co. Ltd.	768,153
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,576,426
4,000	Omni Nutraceuticals Inc.† (a)	0
135,000	PepsiAmericas Inc.	3,619,350
50,000	Ralcorp Holdings Inc.†	3,046,000
145,000	Rock Field Co. Ltd.	1,798,671
70,200	Smart Balance Inc.†	478,062
10,000	The Hain Celestial Group Inc.†	156,100
66,000	The J.M. Smucker Co.	3,211,560
222,000	Tootsie Roll Industries Inc.	5,037,180
4,000	Vina Concha Y Toro SA, ADR	144,180
350,000	Vitasoy International Holdings Ltd.	184,257
1,000	Willamette Valley Vineyards Inc.†	3,305
120,000	YAKULT HONSHA Co. Ltd.	2,294,493

		73,325,049

	Health Care — 7.3%
78,000	Align Technology Inc.†	826,800
100,000	Allergan Inc.	4,758,000
160,000	AngioDynamics Inc.†	2,123,200
8,000	Anika Therapeutics Inc.†	38,000
335,000	Animal Health International Inc.†	519,250
120,000	ArthroCare Corp.†	1,296,000
7,500	Bio-Rad Laboratories Inc., Cl. A†	566,100
60,000	BioLase Technology Inc.†	101,400
20,000	Bruker Corp.†	185,200
170,000	Cepheid Inc.†	1,601,400
155,000	Chemed Corp.	6,119,400
70,000	CONMED Corp.†	1,086,400
35,000	Continucare Corp.†	81,550
238,500	Crucell NV, ADR†	5,738,310
330,000	Cutera Inc.†	2,844,600
8,000	Cynosure Inc., Cl. A†	61,200
120,000	Del Global Technologies Corp.†	60,600
108,000	DexCom Inc.†	668,520
1,000	Edwards Lifesciences Corp.†	68,030
100,000	Exactech Inc.†	1,450,000
42,000	Henry Schein Inc.†	2,013,900
50,000	Heska Corp.†	18,500
73,000	ICU Medical Inc.†	3,003,950
33,000	IMS Health Inc.	419,100
2,000	Integra LifeSciences Holdings Corp.†	53,020
4,000	Invacare Corp.	70,600
30,000	Inverness Medical Innovations Inc.†	1,067,400
45,000	Kinetic Concepts Inc.†	1,226,250
42,000	Life Technologies Corp.†	1,752,240
100,000	Matrixx Initiatives Inc.†	559,000
90,000	Micrus Endovascular Corp.†	813,600
40,000	MWI Veterinary Supply Inc.†	1,394,400
18,000	Nabi Biopharmaceuticals†	43,560
10,000	NeuroMetrix Inc.†	21,600
4,000	Nobel Biocare Holding AG	87,322
260,000	Odyssey HealthCare Inc.†	2,672,800
82,000	Opko Health Inc.†	145,140
130,000	Orthofix International NV†	3,251,300
2,000	OrthoLogic Corp.†	1,420
140,000	OTIX Global Inc.†	112,000
30,000	Owens & Minor Inc.	1,314,600
265,000	Pain Therapeutics Inc.†	1,423,050
300,000	Palomar Medical Technologies Inc.†	4,398,000
155,000	Penwest Pharmaceuticals Co.†	441,750
30,000	PSS World Medical Inc.†	555,300
1,779	QIAGEN NV†	33,072
272,500	Quidel Corp.†	3,967,600
120,000	RTI Biologics Inc.†	514,800
1,000	Sirona Dental Systems Inc.†	19,990
1,550,000	Sorin SpA†	1,925,459
1,250,000	SSL International plc	10,652,651
2,300	Straumann Holding AG	418,913
4,000	Stryker Corp.	158,960
14,000	Syneron Medical Ltd.†	101,080
40,600	United-Guardian Inc.	377,986
80,000	Vascular Solutions Inc.†	625,600
5,000	Wright Medical Group Inc.†	81,300
10,000	Young Innovations Inc.	217,900
20,000	Zymogenetics Inc.†	92,000

		76,241,073

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Home Furnishings — 0.2%
12,000	Bassett Furniture Industries Inc.	$33,000
50,000	Bed Bath & Beyond Inc.†	1,537,500
8,000	La-Z-Boy Inc.	37,760

		1,608,260

	Hotels and Gaming — 2.3%
150,000	Boyd Gaming Corp.†	1,275,000
85,300	Canterbury Park Holding Corp.†	580,040
90,000	Churchill Downs Inc.	3,029,400
122,900	Dover Downs Gaming & Entertainment Inc.	571,485
235,000	Gaylord Entertainment Co.†	2,986,850
36,000	Home Inns & Hotels Management Inc., ADR†	572,040
8,000	Interval Leisure Group Inc.†	74,560
140,000	Lakes Entertainment Inc.†	407,400
215,000	Las Vegas Sands Corp.†	1,689,900
650,000	Mandarin Oriental International Ltd.	864,500
160,000	Orient-Express Hotels Ltd., Cl. A	1,358,400
120,000	Penn National Gaming Inc.†	3,493,200
295,000	Pinnacle Entertainment Inc.†	2,740,550
160,000	Sonesta International Hotels Corp., Cl. A	1,416,000
1,300,000	The Hongkong & Shanghai Hotels Ltd.	1,305,024
50,000	The Marcus Corp.	526,000
25,000	Wynn Resorts Ltd.†	882,500
29,000	Youbet.com Inc.†	95,700

		23,868,549

	Machinery — 0.9%
450,000	CNH Global NV†	6,318,000
3,000	Nordson Corp.	115,980
140,000	Zebra Technologies Corp., Cl. A†	3,312,400

		9,746,380

	Manufactured Housing and Recreational Vehicles — 0.6%
145,000	Cavalier Homes Inc.†	395,850
74,200	Cavco Industries Inc.†	1,879,486
745,000	Champion Enterprises Inc.†	238,400
17,000	Drew Industries Inc.†	206,890
80,000	Monaco Coach Corp.†	1,120
21,000	Nobility Homes Inc.	174,300
160,000	Skyline Corp.	3,480,000

		6,376,046

	Metals and Mining — 0.5%
52,003	Barrick Gold Corp.	1,744,701
10,000	Inmet Mining Corp.	366,849
22,000	Ivanhoe Mines Ltd.†	123,200
142,115	Kinross Gold Corp.	2,579,387
2,000	Northwest Pipe Co.†	69,520
52,100	Stillwater Mining Co.†	297,491
40,000	Uranium Resources Inc.†	51,200
22,350	Yamana Gold Inc.	197,574

		5,429,922

	Mutual Funds — 0.1%
165,300	KKR Private Equity Investors LP†	991,800

	Paper and Forest Products — 0.1%
20,000	Schweitzer-Mauduit International Inc.	544,200
40,000	Wausau Paper Corp.	268,800

		813,000

	Publishing — 0.8%
16,000	AH Belo Corp., Cl. A	15,680
63,000	Belo Corp., Cl. A	112,770
280,000	Il Sole 24 Ore	852,377
307,237	Independent News & Media plc	106,891
12,000	John Wiley & Sons Inc., Cl. B	402,000
730,000	Journal Communications Inc., Cl. A	766,500
70,000	Journal Register Co.†	420
40,000	Lee Enterprises Inc.	21,200
600,000	Media General Inc., Cl. A	1,266,000
30,000	Meredith Corp.	766,500
260,000	News Corp., Cl. A	2,368,600
180,000	PRIMEDIA Inc.	361,800
360,000	The E.W. Scripps Co., Cl. A	752,400

		7,793,138

	Real Estate — 1.2%
15,150	Capital Properties Inc., Cl. A	126,881
15,000	Capital Properties Inc., Cl. B† (a)	125,625
180,000	Griffin Land & Nurseries Inc.	5,630,400
10,000	Gyrodyne Co. of America Inc.†	420,100
107,000	Morguard Corp.	2,138,804
155,000	The St. Joe Co.†	4,105,950

		12,547,760

	Retail — 3.6%
144,000	Aaron’s Inc., Cl. A	3,384,000
70,000	AutoNation Inc.†	1,214,500
50,000	Big 5 Sporting Goods Corp.	553,000
36,500	Casey’s General Stores Inc.	937,685
690,000	Coldwater Creek Inc.†	4,181,400
36,000	Copart Inc.†	1,248,120
5,000	Gander Mountain Co.†	30,000
8,000	HSN Inc.†	84,560
500,000	Ingles Markets Inc., Cl. A	7,620,000
65,000	Macy’s Inc.	764,400
36,000	Movado Group Inc.	379,440
99,100	Nathan’s Famous Inc.†	1,327,940
25,000	Pier 1 Imports Inc.†	49,750
200,000	Rush Enterprises Inc., Cl. B†	1,982,000
300,000	The Bon-Ton Stores Inc.	1,017,000
20,000	The Cheesecake Factory Inc.†	346,000
270,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,147,500
305,000	The Steak n Shake Co.†	2,665,700
8,000	Ticketmaster Entertainment Inc.†	51,360
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
105,000	Tractor Supply Co.†	$4,338,600
20,000	Village Super Market Inc., Cl. A	595,000
45,000	Weis Markets Inc.	1,508,400
168,000	Wendy’s/Arby’s Group Inc., Cl. A	672,000
150,000	Winn-Dixie Stores Inc.†	1,881,000

		37,979,355

	Specialty Chemicals — 3.5%
60,000	A. Schulman Inc.	906,600
19,000	Airgas Inc.	770,070
82,000	Albemarle Corp.	2,096,740
35,000	Arch Chemicals Inc.	860,650
74,000	Ashland Inc.	2,075,700
140,000	Chemtura Corp.	33,600
10,000	Cytec Industries Inc.	186,200
3,200	Dionex Corp.†	195,296
700,000	Ferro Corp.	1,925,000
260,000	H.B. Fuller Co.	4,880,200
130,000	Hawkins Inc.	2,935,400
950,000	Huntsman Corp.	4,778,500
60,000	Material Sciences Corp.†	57,000
380,000	Omnova Solutions Inc.†	1,238,800
60,000	Penford Corp.	347,400
13,000	Quaker Chemical Corp.	172,770
75,000	Rockwood Holdings Inc.†	1,098,000
260,000	Sensient Technologies Corp.	5,868,200
536,500	Zep Inc.	6,464,825

		36,890,951

	Telecommunications — 1.5%
25,000	Atlantic Tele-Network Inc.	982,250
850,000	Cincinnati Bell Inc.†	2,414,000
6,795	Community Service Communications Inc.†	12,061
405	Consolidated Communications Holdings Inc.	4,743
60,000	D&E Communications Inc.	613,800
45,000	Frontier Communications Corp.	321,300
100,000	HickoryTech Corp.	768,000
75,000	New Ulm Telecom Inc.	487,500
118,000	Rogers Communications Inc., Cl. B	3,038,500
63,000	Shenandoah Telecommunications Co.	1,278,270
1,000,000	Sprint Nextel Corp.†	4,810,000
37,584	Verizon Communications Inc.	1,154,956
24,000	Windstream Corp.	200,640
53,000	Winstar Communications Inc.† (a)	53

		16,086,073

	Transportation — 0.6%
205,000	GATX Corp.	5,272,600
135,000	Grupo TMM SA, Cl. A, ADR†	118,800
2,000	Irish Continental Group plc†	27,636
94,900	Providence and Worcester Railroad Co.	1,068,574

		6,487,610

	Wireless Communications — 1.4%
550,000	Centennial Communications Corp.†	4,598,000
1,000	Nextwave Wireless Inc.†	484
72,000	Price Communications Corp., Escrow† (a)	0
810,000	Vimpel-Communications, ADR†	9,533,700
17	Xanadoo Co., Cl. A†	4,930

		14,137,114

	TOTAL COMMON STOCKS	870,919,400

	PREFERRED STOCKS — 0.0%
	Broadcasting — 0.0%
1,103	PTV Inc., 10.000% Pfd., Ser. A	143

	Business Services — 0.0%
24,317	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(c)(d)†	0

	TOTAL PREFERRED STOCKS	143

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
1,213	Exide Technologies, expire 05/05/11†	279
4,531	Federal-Mogul Corp., expire 12/27/14†	589

		868

	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	30
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	34

		64

	Business Services — 0.0%
445,000	BPW Acquisition Corp., expire 02/26/14†	102,350

	Telecommunications — 0.0%
86	Virgin Media Inc., Ser. A, expire 01/10/11†	4

	TOTAL WARRANTS	103,286

Principal
Amount
	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
$300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/10† (a)	1,185

	Telecommunications — 0.0%
400,000	Williams Communications Group Inc., Escrow, 10.875%, 10/01/09† (a)	0

	TOTAL CORPORATE BONDS	1,185

	U.S. GOVERNMENT OBLIGATIONS — 16.7%
174,469,000	U.S. Treasury Bills, 0.086% to 0.452%††, 07/02/09 to 12/24/09	174,423,971

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $1,001,705,171)	$1,045,447,985

Aggregate book cost	$1,001,705,171

Gross unrealized appreciation	$210,929,814
Gross unrealized depreciation	(167,187,000)

Net unrealized appreciation/depreciation	$43,742,814

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $386,966 or 0.04% of total investments.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

(d)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$3,105,393	—	$3	$3,105,396
Cable	16,952,619	—	0	16,952,619
Computer Software and Services	16,553,388	—	24,000	16,577,388
Entertainment	14,531,737	—	203,681	14,735,418
Equipment and Supplies	102,671,450	—	0	102,671,450
Financial Services	47,718,194	—	15	47,718,209
Food and Beverage	73,325,049	—	0	73,325,049
Real Estate	12,422,135	$125,625	—	12,547,760
Telecommunications	16,086,020	—	53	16,086,073
Wireless Communications	14,137,114	—	0	14,137,114
Other Industries (a)	553,062,924	—	0	553,062,924

Total Common Stocks	870,566,023	125,625	227,752	870,919,400

Preferred Stocks (a)	143	—	—	143

Warrants
Broadcasting	30	—	34	64
Other Industries (a)	103,222	—	—	4

Total Warrants	103,252	—	34	103,286

Corporate Bonds	—	1,185	—	1,185
U.S. Government Obligations	—	174,423,971	—	174,423,971

TOTAL INVESTMENTS IN SECURITIES	$870,669,418	$174,550,781	$227,786	$1,045,447,985

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$3	$—	$—	$(17,031)	$—	$17,031	$3	$(17,031)
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	24,000	—	—	—	—	—	24,000	—
Entertainment	170,239	—	—	33,442	—	—	203,681	33,442
Equipment and Supplies	0	—	—	—	—	—	0	—
Financial Services	—	—	—	—	—	15	15	—
Food and Beverage	0	—	—	(5)	—	5	0	(5)
Health Care	0	—	0	24,809	(24,809)	—	—	—
Telecommunications	53	—	—	—	—	—	53	—
Wireless Communications	0	—	—	—	—	—	0	—
Real Estate	390	—	(53,129)	53,139	(400)	—	—	—

Total Common Stocks	194,685	—	(53,129)	94,354	(25,209)	17,051	227,752	16,406

Preferred Stocks
Business Service	0	—	—	—	—	—	0	—
Warrants
Automotive: Parts and Accessories	0	—	0	—	0	—	—	—
Broadcasting	—	—	—	(824)	—	858	34	(824)

Total Warrants	0	—	0	(824)	0	858	34	(824)

Corporate Bonds	0	—	—	1,185	—	(1,185)	0	—

TOTAL INVESTMENTS IN SECURITIES	$194,685	$—	$(53,129)	$94,715	$(25,209)	$16,724	$227,786	$15,582

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
2. Derivative Financial Instruments. The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments. At June 30, 2009, there were no open swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Fund deferred currency losses of $7,204.

GABELLI FAMILY OF FUNDS
VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Gabelli Equity Series Funds, Inc.
The Gabelli Small Cap Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.

Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB443Q209SR
The Gabelli Small Cap Growth Fund
THIRD QUARTER REPORT
JUNE 30, 2009

The Gabelli Equity Income Fund
Third Quarter Report (a)
June 30, 2009
To Our Shareholders,
     During the quarter ended June 30, 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund (the “Fund”) rose 17.6%, while the Standard & Poor’s (“S&P”) 500 Index rose 15.9% and the Lipper Equity Income Fund Average increased 15.5%.
     Enclosed is the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)(b)

														Since
			Six											Inception
	Quarter		Months		1 Year		3 Year		5 Year		10 Year	15 Year		(1/2/92)
Gabelli Equity Income Fund Class AAA	17.59%		5.29%		(24.03)%		(5.98)%		0.51%		3.32%	8.63%		8.77%
S&P 500 Index	15.92		3.19		(26.20)		(8.22)		(2.24)		(2.22)	6.92		6.73
Nasdaq Composite Index	21.05		15.33		(27.98)		(10.83)		(4.35)		(1.70)	6.58		6.74
Lipper Equity Income Fund Average	15.49		1.23		(24.52)		(7.84)		(0.92)		0.38	6.38		6.78
Class A	17.48		5.23		(24.06)		(5.98)		0.49		3.31	8.62		8.76
	10.72	(c)	(0.82	)(c)	(28.42	)(c)	(7.82	)(c)	(0.70	)(c)	2.70 (c)	8.19	(c)	8.39 (c)
Class B	17.26		4.83		(24.61)		(6.68)		(0.26)		2.89	8.33		8.50
	12.26	(d)	(0.17	)(d)	(28.38	)(d)	(7.63	)(d)	(0.66	)(d)	2.89	8.33		8.50
Class C	17.36		4.91		(24.61)		(6.68)		(0.24)		2.91	8.34		8.51
	16.36	(e)	3.91	(e)	(25.36	)(e)	(6.68)		(0.24)		2.91	8.34		8.51
Class I	17.59		4.38		(23.75)		(5.83)		0.61		3.37	8.66		8.79
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. The S&P 500 Index of the largest U.S. companies and the Nasdaq Composite Index (measures all Nasdaq domestic and international common type stocks under an unmanaged market capitalization weighted methodology) are unmanaged indicators of stock market performance, while the Lipper Equity Income Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested (except for the Nasdaq Composite Index).You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, six months, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, six months, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 97.4%
	Aerospace — 3.0%
2,000	Lockheed Martin Corp.	$161,300
3,500	Northrop Grumman Corp.	159,880
10,000	Raytheon Co.	444,300
380,000	Rockwell Automation Inc.	12,205,600
2,000	Rockwell Collins Inc.	83,460
1,310,000	Rolls-Royce Group plc†	7,791,077
111,540,000	Rolls-Royce Group plc, Cl. C†	183,505
178,000	The Boeing Co.	7,565,000

		28,594,122

	Agriculture — 1.4%
100,000	Archer-Daniels-Midland Co.	2,677,000
138,000	Monsanto Co.	10,258,920
12,000	The Mosaic Co.	531,600

		13,467,520

	Automotive — 0.1%
20,000	Navistar International Corp.†	872,000

	Automotive: Parts and Accessories — 1.7%
4,000	ArvinMeritor Inc.	17,560
3,000	BERU AG	318,589
250,000	Genuine Parts Co.	8,390,000
6,000	Johnson Controls Inc.	130,320
65,000	Modine Manufacturing Co.	312,000
150,000	O’Reilly Automotive Inc.†	5,712,000
140,000	The Pep Boys — Manny, Moe & Jack	1,419,600

		16,300,069

	Aviation: Parts and Services — 0.3%
5,000	Barnes Group Inc.	59,450
51,192	Curtiss-Wright Corp.	1,521,938
35,000	GenCorp Inc.†	66,850
21,000	United Technologies Corp.	1,091,160

		2,739,398

	Broadcasting — 0.2%
210,000	CBS Corp., Cl. A, Voting	1,459,500
30,000	CBS Corp., Cl. B, Non-Voting	207,600
132	Granite Broadcasting Corp.† (a)	0
5,000	Societe Television Francaise 1	56,065

		1,723,165

	Building and Construction — 0.0%
918	Colas SA	219,587

	Business Services — 0.7%
5,000	Automatic Data Processing Inc.	177,200
160,000	Diebold Inc.	4,217,600
4,000	Landauer Inc.	245,360
10,000	MasterCard Inc., Cl. A	1,673,100
10,000	R. H. Donnelley Corp.†	550

		6,313,810

	Cable and Satellite — 1.0%
190,000	Cablevision Systems Corp., Cl. A	3,687,900
125,000	DISH Network Corp., Cl. A†	2,026,250
16,000	EchoStar Corp., Cl. A†	255,040
55,000	Scripps Networks Interactive Inc., Cl. A	1,530,650
50,000	The DIRECTV Group Inc.†	1,235,500
20,000	Time Warner Cable Inc.	633,400

		9,368,740

	Communications Equipment — 0.9%
300,000	Corning Inc.	4,818,000
100,000	Motorola Inc.	663,000
120,000	Thomas & Betts Corp.†	3,463,200

		8,944,200

	Computer Hardware — 2.2%
173,000	International Business Machines Corp.	18,064,660
450,000	Xerox Corp.	2,916,000

		20,980,660

	Computer Software and Services — 1.1%
2,000	EMC Corp.†	26,200
100,000	Metavante Technologies Inc.†	2,586,000
225,000	Microsoft Corp.	5,348,250
154	Telecom Italia Media SpA†	25
170,000	Yahoo! Inc.†	2,662,200

		10,622,675

	Consumer Products — 7.0%
50,000	Altria Group Inc.	819,500
180,000	Avon Products Inc.	4,640,400
3,800	British American Tobacco plc	104,592
15,000	Clorox Co.	837,450
5,000	Colgate-Palmolive Co.	353,700
10,000	Compagnie Financiere Richemont SA, Cl. A	207,814
870,000	Eastman Kodak Co.	2,575,200
63,000	Energizer Holdings Inc.†	3,291,120
128,000	Fortune Brands Inc.	4,446,720
5,000	Hanesbrands Inc.†	75,050
35,000	Harman International Industries Inc.	658,000
155,000	Kimberly-Clark Corp.	8,126,650
7,000	National Presto Industries Inc.	532,700
10,000	Pactiv Corp.†	217,000
50,000	Philip Morris International Inc.	2,181,000
100,000	Reckitt Benckiser Group plc	4,550,615
1,300,000	Swedish Match AB	21,105,948
200,000	The Procter & Gamble Co.	10,220,000
78,000	Unilever NV — NY Shares, ADR	1,886,040

		66,829,499

	Consumer Services — 0.1%
67,500	Rollins Inc.	1,168,425

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 3.1%
5,000	3M Co.	$300,500
5,000	Acuity Brands Inc.	140,250
3,500	Alstom SA	206,490
67,000	Baldor Electric Co.	1,593,930
110,000	Cooper Industries Ltd., Cl. A	3,415,500
100,000	Crane Co.	2,231,000
575,000	General Electric Co.	6,739,000
200,000	Honeywell International Inc.	6,280,000
27,000	ITT Corp.	1,201,500
425,003	National Patent Development Corp.†	552,504
120,000	Textron Inc.	1,159,200
6,000	Trinity Industries Inc.	81,720
185,650	Tyco International Ltd.	4,823,187
1,500	Walter Energy Inc.	54,360
103,710	WHX Corp.†	269,646

		29,048,787

	Electronics — 1.9%
600,000	Intel Corp.	9,930,000
340,000	LSI Corp.†	1,550,400
190,000	Texas Instruments Inc.	4,047,000
5,000	Thermo Fisher Scientific Inc.†	203,850
130,750	Tyco Electronics Ltd.	2,430,643

		18,161,893

	Energy and Utilities: Electric — 1.5%
30,000	American Electric Power Co. Inc.	866,700
14,000	DTE Energy Co.	448,000
85,000	El Paso Electric Co.†	1,186,600
80,000	FPL Group Inc.	4,548,800
99,784	Great Plains Energy Inc.	1,551,641
60,000	Korea Electric Power Corp., ADR†	690,000
56,087	Mirant Corp.†	882,809
1,200,000	Mirant Corp., Escrow† (a)	0
150,000	Northeast Utilities	3,346,500
80,000	The AES Corp.†	928,800
13,333	UIL Holdings Corp.	299,326

		14,749,176

	Energy and Utilities: Integrated — 3.6%
42,000	Allegheny Energy Inc.	1,077,300
44,000	BP plc, ADR	2,097,920
46,000	CH Energy Group Inc.	2,148,200
80,000	Constellation Energy Group Inc.	2,126,400
57,000	Dominion Resources Inc.	1,904,940
120,000	DPL Inc.	2,780,400
200,000	Duke Energy Corp.	2,918,000
400,000	El Paso Corp.	3,692,000
29,000	ENI SpA	685,507
6,269	Iberdrola SA, ADR	197,599
25,000	Integrys Energy Group Inc.	749,750
80,000	NSTAR	2,568,800
75,000	OGE Energy Corp.	2,124,000
100,000	PNM Resources Inc.	1,071,000
75,000	Progress Energy Inc.	2,837,250
15,000	Progress Energy Inc., CVO† (a)	4,950
7,200	Public Service Enterprise Group Inc.	234,936
38,000	Suncor Energy Inc., New York	1,152,920
21,000	Suncor Energy Inc., Toronto	638,585
55,000	TECO Energy Inc.	656,150
140,000	Westar Energy Inc.	2,627,800

		34,294,407

	Energy and Utilities: Natural Gas — 1.5%
17,000	AGL Resources Inc.	540,600
38,000	Atmos Energy Corp.	951,520
75,000	National Fuel Gas Co.	2,706,000
75,000	ONEOK Inc.	2,211,750
24,000	Piedmont Natural Gas Co. Inc.	578,640
110,000	Southern Union Co.	2,022,900
65,000	Southwest Gas Corp.	1,443,650
200,000	Spectra Energy Corp.	3,384,000

		13,839,060

	Energy and Utilities: Oil — 7.2%
155,000	Anadarko Petroleum Corp.	7,035,450
38,000	Canadian Oil Sands Trust	907,897
192,000	Chevron Corp.	12,720,000
187,000	ConocoPhillips	7,865,220
20,000	Denbury Resources Inc.†	294,600
49,000	Devon Energy Corp.	2,670,500
149,000	Exxon Mobil Corp.	10,416,590
35,000	Marathon Oil Corp.	1,054,550
30,000	Nexen Inc.	651,765
2,000	Niko Resources Ltd.	137,557
94,000	Occidental Petroleum Corp.	6,186,140
45,000	OPTI Canada Inc.†	75,442
12,000	PetroChina Co. Ltd., ADR	1,325,760
130,000	Petroleo Brasileiro SA, ADR	5,327,400
33,000	Repsol YPF SA, ADR	737,880
120,000	Royal Dutch Shell plc, Cl. A, ADR	6,022,800
25,000	StatoilHydro ASA, ADR	494,250
17,518	Total SA, ADR	950,001
35,000	Transocean Ltd.†	2,600,150
200,000	UTS Energy Corp.†	269,957
40,000	WesternZagros Resources Ltd.†	55,367

		67,799,276

	Energy and Utilities: Services — 1.8%
30,000	ABB Ltd., ADR	473,400
52,000	Cameron International Corp.†	1,471,600
38,182	GDF Suez, Strips	54
375,000	Halliburton Co.	7,762,500
40,000	Oceaneering International Inc.†	1,808,000
40,000	Schlumberger Ltd.	2,164,400
175,000	Weatherford International Ltd.†	3,423,000

		17,102,954

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water — 0.1%
27,000	Aqua America Inc.	$483,300

	Entertainment — 1.6%
60,000	Grupo Televisa SA, ADR	1,020,000
80,000	Rank Group plc†	84,234
2,000	The Walt Disney Co.	46,660
110,000	Time Warner Inc.	2,770,900
280,000	Viacom Inc., Cl. A†	6,714,400
185,000	Vivendi	4,421,075

		15,057,269

	Environmental Services — 0.4%
145,000	Waste Management Inc.	4,083,200

	Equipment and Supplies — 1.7%
12,000	A.O. Smith Corp.	390,840
11,000	Danaher Corp.	679,140
115,000	Flowserve Corp.	8,028,150
6,000	Ingersoll-Rand Co. Ltd., Cl. A	125,400
1,500	Minerals Technologies Inc.	54,030
40,000	Mueller Industries Inc.	832,000
12,000	Parker Hannifin Corp.	515,520
115,000	Tenaris SA, ADR	3,109,600
970,000	Tomkins plc	2,361,845

		16,096,525

	Exchange Traded Funds — 0.2%
400,000	Proshares Ultra Financials	1,544,000

	Financial Services — 12.4%
6,324	Alleghany Corp.†	1,713,804
260,000	American Express Co.	6,042,400
20,000	Ameriprise Financial Inc.	485,400
23,990	Argo Group International Holdings Ltd.†	676,998
25,000	Banco Popular Espanol SA	217,794
2,000	Banco Santander Chile, ADR	93,380
160,000	Banco Santander SA, ADR	1,936,000
520,000	Bank of America Corp.	6,864,000
11,025	BNP Paribas	715,327
500,000	Citigroup Inc.	1,485,000
50,000	Commerzbank AG, ADR†	317,000
50,000	Deutsche Bank AG	3,050,000
110,000	Discover Financial Services	1,129,700
200,300	Federal National Mortgage Association	116,174
5,000	Federated Investors Inc., Cl. B	120,450
29,436	Fidelity Southern Corp.	85,364
40,000	Freddie Mac	24,800
190,000	H&R Block Inc.	3,273,700
30,000	Huntington Bancshares Inc.	125,400
120,000	Janus Capital Group Inc.	1,368,000
240,199	JPMorgan Chase & Co.	8,193,188
12,000	KeyCorp	62,880
400,000	Legg Mason Inc.	9,752,000
31,000	Leucadia National Corp.†	653,790
110,000	Loews Corp.	3,014,000
115,000	M&T Bank Corp.	5,856,950
2,000	Manulife Financial Corp.	34,700
424,000	Marsh & McLennan Companies Inc.	8,535,120
10,000	Moody’s Corp.	263,500
140,000	Morgan Stanley	3,991,400
6,000	Northern Trust Corp.	322,080
40,000	NYSE Euronext	1,090,000
10,000	Och-Ziff Capital Management Group LLC, Cl. A	89,100
45,000	PNC Financial Services Group Inc.	1,746,450
40,000	Popular Inc.	88,000
500	Raiffeisen International Bank Holding AG	17,360
958	Reinet Investments SCA†	12,700
180,000	SLM Corp.†	1,848,600
200,000	Sterling Bancorp	1,670,000
12,000	SunTrust Banks Inc.	197,400
50,000	T. Rowe Price Group Inc.	2,083,500
100,000	TD Ameritrade Holding Corp.†	1,754,000
2,000	The Allstate Corp.	48,800
470,509	The Bank of New York Mellon Corp.	13,790,619
5,000	The Charles Schwab Corp.	87,700
2,000	The Dun & Bradstreet Corp.	162,420
10,000	The Goldman Sachs Group Inc.	1,474,400
50,000	The Phoenix Companies Inc.†	83,500
5,000	The Student Loan Corp.	186,000
36,000	The Travelers Companies Inc.	1,477,440
40,000	Unitrin Inc.	480,800
2,500	Virtus Investment Partners Inc.†	36,725
180,000	Waddell & Reed Financial Inc., Cl. A	4,746,600
581	Walter Investment Management Corp.†	7,715
488,000	Wells Fargo & Co.	11,838,880
112,000	Wilmington Trust Corp.	1,529,920

		117,068,928

	Food and Beverage — 12.3%
30,000	Anheuser-Busch InBev NV	1,083,288
64,000	Brown-Forman Corp., Cl. A	2,951,040
13,000	Brown-Forman Corp., Cl. B	558,740
160,000	Cadbury plc, ADR	5,504,000
105,000	Campbell Soup Co.	3,089,100
40,000	Coca-Cola Amatil Ltd., ADR	557,200
10,000	Coca-Cola Femsa SAB de CV, ADR	401,200
200,000	Constellation Brands Inc., Cl. A†	2,536,000
16,000	Corn Products International Inc.	428,640
136,390	Danone	6,731,198
300,000	Dean Foods Co.†	5,757,000
75,000	Del Monte Foods Co.	703,500
60,000	Diageo plc, ADR	3,435,000
120,000	Dr. Pepper Snapple Group Inc.†	2,542,800
See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
132,000	Fomento Economico Mexicano SAB de CV, ADR	$4,255,680
120,000	General Mills Inc.	6,722,400
860,000	Grupo Bimbo SAB de CV, Cl. A	4,571,602
100,000	H.J. Heinz Co.	3,570,000
110,000	Heineken NV	4,080,075
200,000	ITO EN Ltd.	2,846,318
30,000	ITO EN Ltd., Preference	259,719
3,000	Kellogg Co.	139,710
420,000	Kraft Foods Inc., Cl. A	10,642,800
15,000	Metro Inc., Cl. A	490,306
100,000	Nestlé SA	3,766,049
105,000	NISSIN FOODS HOLDINGS CO. LTD.	3,182,644
120,000	PepsiAmericas Inc.	3,217,200
10,000	PepsiCo Inc.	549,600
32,949	Pernod-Ricard SA	2,074,017
36,000	Remy Cointreau SA	1,302,975
50,000	Sapporo Holdings Ltd.	287,538
350,000	The Coca-Cola Co.	16,796,500
75,000	The Hershey Co.	2,700,000
57,268	Tootsie Roll Industries Inc.	1,299,411
380,000	Tyson Foods Inc., Cl. A	4,791,800
7,000	Wimm-Bill-Dann Foods OJSC, ADR†	384,650
135,000	YAKULT HONSHA Co. Ltd.	2,581,305

		116,791,005

	Health Care — 10.6%
15,000	Abbott Laboratories	705,600
25,000	Aetna Inc.	626,250
120,000	Baxter International Inc.	6,355,200
100,000	Becton, Dickinson and Co.	7,131,000
300,000	Boston Scientific Corp.†	3,042,000
72,000	Bristol-Myers Squibb Co.	1,462,320
170,000	Covidien plc	6,364,800
135,000	Eli Lilly & Co.	4,676,400
11,276	GlaxoSmithKline plc, ADR	398,494
22,000	Henry Schein Inc.†	1,054,900
105,000	Hospira Inc.†	4,044,600
290,000	Johnson & Johnson	16,472,000
7,000	Laboratory Corp. of America Holdings†	474,530
6,000	Mead Johnson Nutrition Co., Cl. A†	190,620
25,000	Medco Health Solutions Inc.†	1,140,250
110,000	Merck & Co. Inc.	3,075,600
5,000	Nobel Biocare Holding AG	109,153
145,000	Novartis AG, ADR	5,914,550
30,000	Patterson Companies Inc.†	651,000
670,000	Pfizer Inc.	10,050,000
150,000	Schering-Plough Corp.	3,768,000
64,000	St. Jude Medical Inc.†	2,630,400
760,000	Tenet Healthcare Corp.†	2,143,200
270,000	UnitedHealth Group Inc.	6,744,600
18,000	William Demant Holding A/S†	930,780
180,000	Wyeth	8,170,200
45,000	Zimmer Holdings Inc.†	1,917,000

		100,243,447

	Hotels and Gaming — 1.3%
125,000	International Game Technology	1,987,500
529,411	Ladbrokes plc	1,602,613
409,000	Las Vegas Sands Corp.†	3,214,740
533,000	MGM Mirage†	3,405,870
80,000	Starwood Hotels & Resorts Worldwide Inc.	1,776,000
15,000	Wynn Resorts Ltd.†	529,500

		12,516,223

	Machinery — 1.4%
6,000	Caterpillar Inc.	198,240
320,400	Deere & Co.	12,799,980
7,609	Mueller Water Products Inc., Cl. A	28,458

		13,026,678

	Manufactured Housing — 0.0%
260,000	Champion Enterprises Inc.†	83,200

	Metals and Mining — 2.1%
360,000	Alcoa Inc.	3,718,800
9,000	Carpenter Technology Corp.	187,290
130,000	Freeport-McMoRan Copper & Gold Inc.	6,514,300
195,000	Newmont Mining Corp.	7,969,650
45,000	Peabody Energy Corp.	1,357,200
6,615	Teck Resources Ltd., Cl. B†	105,496

		19,852,736

	Publishing — 0.3%
5,000	Idearc Inc.†	185
10,000	Lee Enterprises Inc.	5,300
6,016	News Corp., Cl. B	63,589
60,000	PagesJaunes Groupe	583,225
2	Seat Pagine Gialle SpA† (a)	0
30,633	The E.W. Scripps Co., Cl. A	64,023
35,000	The McGraw-Hill Companies Inc.	1,053,850
20,000	The New York Times Co., Cl. A	110,200
1,200	The Washington Post Co., Cl. B	422,616
2,000	Value Line Inc.	65,740

		2,368,728

	Real Estate — 0.0%
7,000	Griffin Land & Nurseries Inc.	218,960

	Retail — 5.8%
18,000	Copart Inc.†	624,060
220,000	Costco Wholesale Corp.	10,054,000
345,000	CVS Caremark Corp.	10,995,150
50,000	Ingles Markets Inc., Cl. A	762,000
See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
400,000	Macy’s Inc.	$4,704,000
170,000	Safeway Inc.	3,462,900
500	Sears Holdings Corp.†	33,260
100,000	SUPERVALU Inc.	1,295,000
250,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,062,500
80,000	The Home Depot Inc.	1,890,400
65,000	Tractor Supply Co.†	2,685,800
234,000	Wal-Mart Stores Inc.	11,334,960
130,000	Walgreen Co.	3,822,000
10,000	Weis Markets Inc.	335,200
103,000	Whole Foods Market Inc.	1,954,940

		55,016,170

	Specialty Chemicals — 1.2%
44,000	Albemarle Corp.	1,125,080
437	Arkema, ADR	10,236
40,000	Ashland Inc.	1,122,000
80,000	E. I. du Pont de Nemours and Co.	2,049,600
243,000	Ferro Corp.	668,250
2,000	FMC Corp.	94,600
20,000	H.B. Fuller Co.	375,400
74,000	International Flavors & Fragrances Inc.	2,421,280
3,500	NewMarket Corp.	235,655
100,000	Omnova Solutions Inc.†	326,000
5,000	Quaker Chemical Corp.	66,450
50,000	Sensient Technologies Corp.	1,128,500
90,000	The Dow Chemical Co.	1,452,600
4,000	Zep Inc.	48,200

		11,123,851

	Telecommunications — 4.9%
365,000	AT&T Inc.	9,066,600
450,000	BCE Inc.	9,297,000
5,000	Belgacom SA	159,470
4,495	Bell Aliant Regional Communications Income Fund (a)(b)	101,830
200,000	BT Group plc	333,975
30,000	BT Group plc, ADR	504,000
140,000	Cable & Wireless plc	306,566
30,000	CenturyTel Inc.	921,000
350,000	Cincinnati Bell Inc.†	994,000
340,000	Deutsche Telekom AG, ADR	4,012,000
15,000	France Telecom SA, ADR	342,150
120,000	Qwest Communications International Inc.	498,000
1,500,000	Sprint Nextel Corp.†	7,215,000
3,300	Telecom Italia SpA, ADR	45,408
8,195	Telefonica SA, ADR	556,359
20,000	Telekom Austria AG	312,557
144,500	Telephone & Data Systems Inc.	4,089,350
12,000	TELUS Corp.	318,274
18,000	TELUS Corp., Non-Voting	464,400
225,000	Verizon Communications Inc.	6,914,250
5,000	Windstream Corp.	41,800

		46,493,989

	Transportation — 0.4%
8,000	Burlington Northern Santa Fe Corp.	588,320
115,000	GATX Corp.	2,957,800

		3,546,120

	Wireless Communications — 0.4%
2,400	NTT DoCoMo Inc.	3,517,725

	TOTAL COMMON STOCKS	922,271,477

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Communications Equipment — 0.1%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	671,000

	Energy and Utilities: Integrated — 0.0%
300	El Paso Corp., 4.990% Cv. Pfd. (b)	236,730

	Entertainment — 0.0%
3,000	Metromedia International Group Inc., 7.250% Cv. Pfd.†	85,500

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	957,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,950,230

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	1
330	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	3

	TOTAL WARRANTS	4

Principal
Amount
	CORPORATE BONDS — 0.7%
	Automotive: Parts and Accessories — 0.1%
$800,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	792,000

	Broadcasting — 0.1%
2,200,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	924,000
350,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv. (STEP), 4.875%, 07/15/18	248,500
200,000	Young Broadcasting Inc., Sub. Deb., 10.000%, 03/01/11†	500

		1,173,000

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Business Services — 0.0%
$100,000	BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12† (a)	$0

	Computer Hardware — 0.0%
500,000	SanDisk Corp., Cv., 1.000%, 05/15/13	316,250

	Energy and Utilities — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	62,750

	Financial Services — 0.0%
300,000	M-Systems Finance NV, Cv., 1.000%, 03/15/35	287,625

	Retail — 0.4%
4,400,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	3,234,000

	Specialty Chemicals — 0.1%
950,000	Ferro Corp., Cv., 6.500%, 08/15/13	484,500

	Telecommunications — 0.0%
200,000	Williams Communications Group Inc., Escrow, 10.875%, 10/01/09† (a)	0

	TOTAL CORPORATE BONDS	6,350,125

	U.S. GOVERNMENT OBLIGATIONS — 1.7%
16,161,000	U.S. Treasury Bills, 0.127% to 0.177%††, 07/30/09 to 09/24/09	16,156,807

	TOTAL INVESTMENTS — 100.0% (Cost $1,091,587,820)	$946,728,643

	Aggregate book cost	$1,091,587,820

	Gross unrealized appreciation	$85,372,920
	Gross unrealized depreciation	(230,232,097)

	Net unrealized appreciation/depreciation	$(144,859,177)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $106,780 or 0.01% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $338,560 or 0.04% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

STEP	Step coupon bond. The rate disclosed is that in effect at June 30, 2009.
See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments, by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$28,410,617	$183,505	—	$28,594,122
Broadcasting	1,723,165	—	$0	1,723,165
Energy and Utilities: Electric	14,749,176	—	0	14,749,176
Energy and Utilities: Integrated	34,289,457	—	4,950	34,294,407
Telecommunications	46,392,159	101,830	—	46,493,989
Other Industries (a)	796,416,618	—	—	796,416,618

Total Common Stocks	921,981,192	285,335	4,950	922,271,477

Convertible Preferred Stocks (a)	1,950,230	—	—	1,950,230

Warrants
Broadcasting	1	—	3	4

Total Warrants	1	—	3	4

Corporate Bonds	792,000	5,558,125	—	6,350,125

U.S. Government Obligations	—	16,156,807	—	16,156,807

TOTAL INVESTMENTS IN SECURITIES	$924,723,423	$22,000,267	$4,953	$946,728,643

OTHER FINANCIAL INSTRUMENTS:
ASSETS (UNREALIZED APPRECIATION): *
Contract for Difference Swap Agreements	$—	$12,518	$—	$12,518

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$0	$—	$—	$(924)	$—	$924	$0	$(924)
Energy and Utilities: Electric	0	—	—	—	—	—	0	—
Energy and Utilities: Integrated	4,950	—	—	—	—	—	4,950	—

Total Common Stocks	4,950	—	—	(924)	—	924	4,950	(924)

Corporate Bonds	0	—	—	—	—	—	0	—

Warrants
Broadcasting	0	—	—	(80)	—	83	3	(80)

Total Warrants	0	—	—	(80)	—	83	3	(80)

TOTAL INVESTMENTS IN SECURITIES	$4,950	$—	$—	$(1,004)	$—	$1,007	$4,953	$(1,004)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts on investments in the Statement of Operations.

9

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

10

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2009 are as follows:

Notional		Equity Security	Interest Rate/	Termination	Net Unrealized
Amount		Received	Equity Security Paid	Date	Appreciation
		Market Value Appreciation on:	Overnight LIBOR plus 90 bps plus Market Value Depreciation on:
$140,700	(140,000 Shares)	Rank Group plc	Rank Group plc	6/25/10	$6,670
113,082	(20,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	5,834
2,087	(1,716,000 Shares)	Rolls-Royce Group plc, Cl. C	Rolls-Royce Group plc, Cl. C	7/02/09	14

					$12,518

     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Fund deferred capital losses of $5,378,169.

11

Gabelli Equity Series Funds, Inc.
The Gabelli Equity Income Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.

Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB444Q209SR
The Gabelli Equity Income Fund
THIRD QUARTER REPORT
JUNE 30, 2009

The Gabelli Woodland Small Cap Value Fund
Third Quarter Report (a)
June 30, 2009
To Our Shareholders,
     The net asset value (“NAV”) per Class AAA Share of The Gabelli Woodland Small Cap Value Fund (the “Fund”) was up 26.6% for the quarter ended June 30, 2009 versus the Russell 2000 Index, which increased 20.7%. Small cap stocks outperformed large cap stocks for the quarter, with the Standard & Poor’s (“S&P”) 500 Index up 15.9%.
     Enclosed is the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)(b)

											Since
			Six								Inception
	Quarter		Months		1 Year		3 Year		5 Year		(12/31/02)
Gabelli Woodland Small Cap Value Fund Class AAA	26.63%		8.45%		(22.33)%		(6.86)%		(0.51)%		3.70%
Russell 2000 Index	20.69		2.64		(25.01)		(9.89)		(1.71)		5.80
S&P 500 Index	15.92		3.19		(26.20)		(8.22)		(2.24)		2.69
Value Line Composite Index	32.20		22.05		(14.04)		(5.07)		1.00		8.09
Class A	26.38		8.39		(22.39)		(6.82)		(0.46)		3.73
	19.12	(c)	2.15	(c)	(26.96	)(c)	(8.69	)(c)	(1.66	)(c)	2.76 (c)
Class B	26.23		8.08		(22.95)		(7.67)		(1.18)		3.33
	21.23	(d)	3.08	(d)	(26.81	)(d)	(8.60	)(d)	(1.58	)(d)	3.33
Class C	26.43		8.09		(22.89)		(7.52)		(1.20)		3.00
	25.43	(e)	7.09	(e)	(23.66	)(e)	(7.52)		(1.20)		3.00
Class I	26.72		8.76		(22.08)		(6.72)		(0.42)		3.76
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.52%, 2.52%, 3.27%, 3.27%, and 2.27%, respectively. The net expense ratios after contractual reimbursements by the Adviser in place through September 30, 2009 are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76% respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies, the S&P 500 Index of the largest U.S. companies, and the Value Line Composite Index (comprised of equally weighted positions in every stock covered in the Value Line Investment Survey) are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, six months, one year, three year, five year and since inception periods of 5%, 5%, 5%, 3%, 2%, and 1%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, six months, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments — June 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	Aerospace — 3.7%
8,600	Herley Industries Inc.†	$94,342
5,020	Kaman Corp.	83,834

		178,176

	Automotive: Parts and Accessories — 1.4%
6,490	Midas Inc.†	68,015

	Business Services — 7.5%
1,358	Ascent Media Corp., Cl. A†	36,096
4,890	Deluxe Corp.	62,641
8,150	Edgewater Technology Inc.†	21,027
7,350	Intermec Inc.†	94,815
4,000	Liquidity Services Inc.†	39,440
3,820	The Brink’s Co.	110,895

		364,914

	Computer Software and Services — 19.1%
7,000	Dynamics Research Corp.†	70,070
3,900	Fair Isaac Corp.	60,294
17,500	Furmanite Corp.†	78,050
18,410	Lawson Software Inc.†	102,728
2,000	MICROS Systems Inc.†	50,640
4,340	MTS Systems Corp.	89,621
50,000	Safeguard Scientifics Inc.†	66,000
5,500	Stratasys Inc.†	60,445
25,000	Tier Technologies Inc., Cl. B†	192,000
14,800	TransAct Technologies Inc.†	73,704
5,400	Versant Corp.†	81,324

		924,876

	Consumer Products — 3.5%
4,270	Alberto-Culver Co.	108,586
1,085	Church & Dwight Co. Inc.	58,926

		167,512

	Consumer Services — 3.4%
3,820	Brink’s Home Security Holdings Inc.†	108,144
4,000	Dollar Thrifty Automotive Group Inc.†	55,800

		163,944

	Diversified Industrial — 11.3%
6,500	Bway Holding Co.†	113,945
1,500	Graham Corp.	19,950
5,957	Griffon Corp.†	49,562
3,100	L.B. Foster Co., Cl. A†	93,217
4,800	OSI Systems Inc.†	100,080
2,000	Raven Industries Inc.	51,200
3,790	Texas Industries Inc.	118,854

		546,808

	Energy and Utilities — 4.6%
25,000	Juhl Wind Inc.†	58,750
6,240	Mariner Energy Inc.†	73,320
3,170	PICO Holdings Inc.†	90,979

		223,049

	Entertainment — 4.4%
3,585	Discovery Communications Inc., Cl. A†	80,842
3,585	Discovery Communications Inc., Cl. C†	73,600
6,300	Pinnacle Entertainment Inc.†	58,527

		212,969

	Equipment and Supplies — 4.6%
22,000	Gerber Scientific Inc.†	55,000
1,930	Powell Industries Inc.†	71,545
3,150	The Toro Co.	94,185

		220,730

	Financial Services — 3.6%
1,430	HMN Financial Inc.	5,019
7,700	NewAlliance Bancshares Inc.	88,550
3,600	TCF Financial Corp.	48,132
1,204	Willis Group Holdings Ltd.	30,979

		172,680

	Food and Beverage — 4.1%
5,500	Constellation Brands Inc., Cl. A†	69,740
2,900	PepsiAmericas Inc.	77,749
1,100	The J.M. Smucker Co.	53,526

		201,015

	Health Care — 8.8%
1,100	Chemed Corp.	43,428
17,500	Home Diagnostics Inc.†	107,450
9,940	Rochester Medical Corp.†	133,196
4,116	SurModics Inc.†	93,145
1,480	West Pharmaceutical Services Inc.	51,578

		428,797

	Hotels and Gaming — 1.9%
7,370	Gaylord Entertainment Co.†	93,673

	Machinery — 5.1%
6,764	Key Technology Inc.†	66,896
3,500	Robbins & Myers Inc.	67,375
1,600	Valmont Industries Inc.	115,328

		249,599

	Publishing — 1.6%
4,000	Scholastic Corp.	79,160

	Restaurants — 1.0%
8,000	Famous Dave’s of America Inc.†	49,120

	Retail — 3.5%
3,000	J. Crew Group Inc.†	81,060
6,500	Shutterfly Inc.†	90,675

		171,735

	Specialty Chemicals — 3.7%
2,000	Arch Chemicals Inc.	49,180
1,260	FMC Corp.	59,598
22,000	Omnova Solutions Inc.†	71,720

		180,498

	Telecommunications — 1.2%
7,400	HickoryTech Corp.	56,832

	Transportation — 2.0%
3,200	Bristow Group Inc.†	94,816

	TOTAL COMMON STOCKS	4,848,918

	TOTAL INVESTMENTS — 100.0% (Cost $5,019,575)	$4,848,918

	Aggregate book cost	$5,019,575

	Gross unrealized appreciation	$617,710
	Gross unrealized depreciation	(788,367)

	Net unrealized appreciation/depreciation	$(170,657)

†	Non-income producing security.
See accompanying notes to schedule of investments.

2

The Gabelli Woodland Small Cap Value Fund
Notes to Schedule of Investments (Unaudited)
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in securities. The summary of the Fund’s investments, by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

Investments in Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices*	$4,848,918

*	Security and industry classifications are detailed in the Schedule of Investments.
There were no Level 3 investments at September 30, 2008 or June 30, 2009.

3

Gabelli Equity Series Funds, Inc.
The Gabelli Woodland Small Cap Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.

Officers and Portfolio Manager

Elizabeth M. Lilly, CFA	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB840Q209SR
The Gabelli Woodland Small Cap Value Fund
THIRD QUARTER REPORT
JUNE 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 8/28/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 8/28/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 8/28/09

*	Print the name and title of each signing officer under his or her signature.